SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Available-for-sale Securities1
Available-for-sale Securities, Amortized cost	$ 170	$ 185
Available-for-sale Securities, Estimated fair Value	205	189
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	12,232	4,756
Held-to-maturity Securities, Estimated fair value	12,354	5,144
US Government Agencies Short-term Debt Securities [Member]
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	6,891	0
Held-to-maturity Securities, Estimated fair value	6,852	0
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities1
Available-for-sale Securities, Amortized cost	162	185
Available-for-sale Securities, Estimated fair Value	166	189
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	5,341	4,756
Held-to-maturity Securities, Estimated fair value	5,502	5,144
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Available-for-sale Securities1
Available-for-sale Securities, Amortized cost	8	0
Available-for-sale Securities, Estimated fair Value	$ 39	$ 0